COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8 — COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its corporate facility and certain office equipment under operating leases with expiration dates through 2021. In April 2015, the Company executed a new operating lease agreement for its corporate facility in Lakewood, Colorado. The lease is for a period of 39 months commencing in May 2015 and expiring in July 2018. During the second quarter of 2018, the Company executed an amendment to the office lease agreement extending the lease period an additional 39 months through October 2021. The Company recognized total deferred rent of $2,578 in connection with this lease agreement as of June 30, 2018. Rent expense was $12,333 and $12,619 for the six months ended June 30, 2018 and 2017, respectively.

Future minimum rental payments required under operating leases are as follows:

2018	$18,247
2019	56,099
2020	57,194
2021	42,888
$174,428

Mining Leases

The Company leases certain mineral properties and water rights included in its Relief Canyon Properties. The future minimum lease payments under these mining leases are as follows:

2018	$78,994
2019	98,491
2020	137,485
2021	137,485
2022	142,485
Thereafter	937,290
$1,532,230

The Company has given notification of its intention to exercise a right to purchase certain royalty interests currently burdening the Relief Canyon properties and surrounding areas in exchange for a cash payment of $1.1 million.  If consummated, this transaction would reduce the overall royalty burden on the Company’s Relief Canyon properties.  The Company anticipates that the transaction would be consummated, if at all, during the remainder of fiscal year 2018.  There is no assurance that this transaction will be completed.

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its corporate facility and certain office equipment under operating leases with expiration dates through 2021. In April 2015, the Company executed a new operating lease agreement for its corporate facility in Lakewood, Colorado. The lease is for a period of 39 months commencing in May 2015 and expiring in July 2018. The Company recognized total deferred rent of $6,447 in connection with this lease agreement as of December 31, 2017. Rent expense was $51,224 and $63,770 for the year ended December 31, 2017 and 2016, respectively.

Future minimum rental payments required under operating leases are as follows:

2018	$52,895
2019	7,440
2020	7,440
2021	620
$68,395

Mining Leases

The Company leases certain mineral properties and water rights included in its Relief Canyon Properties. The future minimum lease payments under these mining leases are as follows:

2018	$78,994
2019	98,491
2020	137,485
2021	137,485
2022	142,485
Thereafter	937,290
$1,532,230

Credit Facility

On November 29, 2016, the Company entered into a non-binding term sheet with Sprott Resource Lending (the “Lender”) pursuant to which the Lender would provide a credit facility with a principal amount of up to $20 million (the “Facility”). The Company’s ability to draw down on the Facility was subject to the negotiation and execution of definitive agreements, completion by the Lender of its due diligence review and the satisfaction of other customary closing conditions. The Facility, when completed, would have been available for up to three draws occurring during a period of five months following the closing date. As a condition to any such draw, the Company would have been required to raise equity financing not less than the amount drawn. Amounts drawn under the Facility would be secured by a lien on the Relief Canyon Mine and processing facilities and would bear interest at 9.0% per annum. Amounts drawn would mature three years following the date drawn, with monthly principal payments commencing on the earlier of June 30, 2018 or upon achievement of commercial production at the Relief Canyon Mine. The proceeds of the Facility would be use to advance the Relief Canyon project towards production. The Company has paid the Lender a structuring fee of $200,000 and $105,000 for costs associated with their legal and operational due diligence efforts. In addition, the Company has incurred related legal fees and expenses of $69,240.

As of December 31, 2017, the Company determined that the financing would not be completed. Accordingly, the Company has reclassified $374,240 from prepaid expenses and other current assets to interest expense and other finance costs for the year-ended December 31, 2017.